                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-2993
                     (Investment Company Act File Number)

                        Edward Jones Money Market Fund

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 2/28/04

              Date of Reporting Period: Six months ended 8/31/03

Item 1.     Reports to Stockholders

EdwardJones

Edward Jones Money Market Fund

SEMI-ANNUAL REPORT

August 31, 2003

Investment Shares
Retirement Shares

Serving Individual Investors Since 1871
NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

August 31, 2003 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--51.2%
$243,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.980% - 1.020%, 9/2/2003 - 9/16/2003	$242,949,910
220,141,000	[2]	Federal Home Loan Bank System Discount Notes, 0.860% - 1.150%, 11/7/2003 - 12/17/2003	219,613,641
985,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.885% - 0.990%, 9/11/2003 - 10/7/2003	984,827,886
445,550,000		Federal Home Loan Bank System Notes, 1.250% - 5.375%, 1/5/2004 - 7/2/2004	449,129,131
1,391,546,000	[2]	Federal National Mortgage Association Discount Notes, 0.890% - 1.210%, 9/3/2003 - 3/26/2004	1,388,797,436
1,659,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.860% - 1.050%, 9/18/2003 - 11/11/2003	1,658,520,863
567,000,000		Federal National Mortgage Association Notes, 1.250% - 5.125%, 2/13/2004 - 9/27/2004	568,770,331
72,000,000	[1]	Student Loan Marketing Association Floating Rate Notes, 0.940%, 10/25/2003	71,992,295

		TOTAL GOVERNMENT AGENCIES	5,584,601,493

		REPURCHASE AGREEMENTS--48.5%
200,000,000		Interest in $500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.050% dated 8/29/2003, to be repurchased at $200,023,333 on 9/2/2003, collateralized by U.S. Treasury Obligations and U.S. Government Agency Obligations with various maturities to 1/2/2004	200,000,000
425,000,000		Interest in $540,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.060% dated 8/29/2003, to be repurchased at $425,050,056 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/12/2013	425,000,000
84,000,000	[3]	Interest in $190,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.050% dated 7/28/2003, to be repurchased at $84,169,050 on 10/6/2003, collateralized by a U.S. Government Agency Obligation with maturity of 6/1/2033	84,000,000
564,000,000		Interest in $1,550,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.090% dated 8/29/2003, to be repurchased at $564,068,307 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/25/2033	564,000,000
532,687,000		Interest in $2,256,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.020% dated 8/29/2003, to be repurchased at $532,747,371 on 9/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2030	532,687,000
300,000,000		Interest in $300,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.070% dated 8/29/2003, to be repurchased at $300,035,667 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2012	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$524,000,000		Interest in $1,700,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.090% dated 8/29/2003, to be repurchased at $524,063,462 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2033	$524,000,000
576,000,000	[3]	Interest in $960,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050% dated 8/14/2003, to be repurchased at $576,520,800 on 9/15/2003, collateralized by a U.S. Government Agency Obligations with maturity of 2/1/2033	576,000,000
346,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.090% dated 8/29/2003, to be repurchased at $346,041,904 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042	346,000,000
35,000,000		Interest in $75,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 0.870% dated 8/29/2003, to be repurchased at $35,003,383 on 9/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/28/2003	35,000,000
87,159,000		Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.090% dated 8/29/2003, to be repurchased at $87,169,556 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/25/2033	87,159,000
200,000,000		Interest in $400,000,000 joint repurchase agreement with Societe Generale, London, 0.930% dated 8/29/2003, to be repurchased at $200,020,667 on 9/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2013	200,000,000
25,000,000		Interest in $900,000,000 joint repurchase agreement with Societe Generale, London, 1.020% dated 8/29/2003, to be repurchased at $25,002,833 on 9/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013	25,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement with UBS Warburg LLC, 0.960% dated 8/29/2003, to be repurchased at $50,005,333 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2010	50,000,000
176,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with UBS Warburg LLC, 1.070% dated 8/1/2003, to be repurchased at $176,308,636 on 10/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2023	176,000,000
294,000,000	[3]	Interest in $650,000,000 joint repurchase agreement with UBS Warburg LLC, 1.070% dated 8/1/2003, to be repurchased at $294,524,300 on 9/30/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033	294,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$567,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.080% dated 8/29/2003, to be repurchased at $567,068,040 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2033	$567,000,000
300,000,000		Interest in $300,000,000 joint repurchase agreement with Westdeutsche Landesbank Girozentrale, New York, 1.125% dated 8/29/2003, to be repurchased at $300,037,500 on 9/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2042	300,000,000

		TOTAL REPURCHASE AGREEMENTS	5,285,846,000

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[4]	10,870,447,493

		OTHER ASSETS AND LIABILITIES - NET--0.3%	29,963,168

		TOTAL NET ASSETS--100%	$10,900,410,661

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2003 (unaudited)

Assets:
Investments in securities	$5,584,601,493
Investments in repurchase agreements	5,285,846,000

Total investments in securities, at amortized cost and value		$10,870,447,493
Cash		277,729
Income receivable		9,455,977
Receivable for shares sold		129,815,901

TOTAL ASSETS		11,009,997,100

Liabilities:
Payable for investments purchased	92,000,000
Payable for shares redeemed	12,262,031
Income distribution payable	579,168
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	3,359,113
Payable for Directors'/Trustees' fee	10,503
Payable for portfolio accounting fee (Note 4)	61,181
Payable for shareholder services fee (Note 4)	1,035,390
Accrued expenses	279,053

TOTAL LIABILITIES		109,586,439

Net assets for 10,900,083,176 shares outstanding		$10,900,410,661

Net Assets Consist of:
Paid in capital		$10,900,083,176
Undistributed net investment income		327,485

TOTAL NET ASSETS		$10,900,410,661

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$8,601,546,093 ÷ 8,601,213,195 shares outstanding		$1.00

Retirement Shares:
$2,298,864,568 ÷ 2,298,869,981 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2003 (unaudited)

Investment Income:
Interest		$69,529,378

Expenses:
Investment adviser fee (Note 4)	$23,068,698
Administrative personnel and services fee (Note 4)	4,218,773
Custodian fees	165,062
Transfer and dividend disbursing agent fees and expenses--Investment Shares (Note 4)	4,619,198
Transfer and dividend disbursing agent fees and expenses--Retirement Shares (Note 4)	4,846,278
Directors'/Trustees' fees	46,599
Auditing fees	7,797
Legal fees	6,708
Portfolio accounting fees (Note 4)	375,560
Shareholder services fee--Investment Shares (Note 4)	11,094,342
Shareholder services fee--Retirement Shares (Note 4)	2,930,835
Share registration costs	197,656
Printing and postage--Investment Shares	134,724
Printing and postage--Retirement Shares	161,347
Insurance premiums	5,890
Miscellaneous	30,500

TOTAL EXPENSES	51,909,967

Waiver (Note 4):
Waiver of transfer and dividend disbursing agent fees and expenses--Retirement Shares	(728,005)

Net expenses		51,181,962

Net investment income		$18,347,416

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2003	Year Ended 2/28/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,347,416	$99,239,254

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(16,717,855)	(89,220,305)
Retirement Shares	(1,302,076)	(10,018,949)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,019,931)	(99,239,254)

Share Transactions:
Proceeds from sale of shares	22,994,942,225	44,944,621,706
Net asset value of shares issued to shareholders in payment of distributions declared	18,373,768	100,480,067
Cost of shares redeemed	(23,438,483,553)	(45,269,160,679)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(425,167,560)	(224,058,906)

Change in net assets	(424,840,075)	(224,058,906)

Net Assets:
Beginning of period	11,325,250,736	11,549,309,642

End of period (including undistributed net investment income of $327,485 and $0, respectively)	$10,900,410,661	$11,325,250,736

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.010	0.027	0.055	0.043	0.045
Less Distributions:
Distributions from net investment income	(0.002)	(0.010)	(0.027)	(0.055)	(0.043)	(0.045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.19%[2]	0.97%	2.75%	5.62%	4.43%	4.63%

Ratios to Average Net Assets:

Expenses	0.86%[3]	0.84%	0.83%	0.91%	0.94%	0.87%

Net investment income	0.38%[3]	0.96%	2.75%	5.47%	4.35%	4.50%

Supplemental Data:

Net assets, end of period (000 omitted)	$8,601,546	$9,090,066	$9,722,644	$11,019,037	$8,761,300	$7,671,750

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This return represents a six-month period.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Retirement Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2003	Year Ended 2/28/2003	Period Ended 2/28/2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.005	0.014
Less Distributions:
Distributions from net investment income	(0.001)	(0.005)	(0.014)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	0.06%[3]	0.50%	1.41%

Ratios to Average Net Assets:

Expenses	1.12%[4]	1.30%	1.30%[4]

Net investment income	0.12%[4]	0.49%	1.78%[4]

Expense waiver/reimbursement[5]	0.06%[4]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$2,298,865	$2,235,185	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This return represents a six-month period.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2003 (unaudited)

1. ORGANIZATION

Edward Jones Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Investment Shares and Retirement Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective printing and postage and transfer and dividend disbursing agent fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 2003, capital paid-in aggregated $10,900,083,176.

Transactions in shares were as follows:

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	13,492,945,029	$13,493,020,885	27,692,036,988	$27,691,961,132
Shares issued to shareholders in payment of distributions declared	17,028,221	17,028,221	90,648,276	90,648,276
Shares redeemed	(13,998,771,166)	(13,998,771,166)	(28,415,317,774)	(28,415,317,774)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(488,797,916)	$(488,722,060)	(632,632,510)	$(632,708,366)

	Six Months Ended 8/31/2003		Year Ended 2/28/2003
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	9,501,921,340	$9,501,921,340	17,252,660,574	$17,252,660,574
Shares issued to shareholders in payment of distributions declared	1,345,547	1,345,547	9,831,791	9,831,791
Shares redeemed	(9,439,712,387)	(9,439,712,387)	(16,853,842,905)	(16,853,842,905)

NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	63,554,500	$63,554,500	408,649,460	$408,649,460

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(425,243,416)	$(425,167,560)	(223,983,050)	$(224,058,906)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Adviser's Background

Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company ("FIMCO"), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. d/b/a Edward Jones is the limited partner of the Adviser and has a 49.5% interest in the Adviser.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors'/Trustees' approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward Jones serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts and transactions made by shareholders. Edward Jones may voluntarily choose to waive any portion of its fee. Edward Jones can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

EdwardJones

Cusip 48019P102
Cusip 48019P201

8092605 (10/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Edward Jones Money Market Fund

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        October 22, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 22, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer
Date         October 22, 2003